CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 486,357	$ 70,514	¥ 2,000,282	¥ (215,094)
Adjustments for:
Revenue recognized on acceptance of cryptocurrency	(238,596)	(34,593)	(21,688)
Cost recognized on payment of cryptocurrency	56,877	8,246
Realised gain on sale of cryptocurrency	1,167	169
Depreciation and amortization of property, equipment and software	226,419	32,828	11,009	11,852
Depreciation of operating lease assets			3,118	19,389
Foreign exchange gain	(13,490)	(1,956)	(9,668)	(14,094)
Provision of allowance for doubtful receivables	90	13	911	4,849
Deferred income tax benefits	(52,366)	(7,592)	(99,044)
Loss on disposal of property, equipment and software	272	39	47	96
Share-based compensation expense	407,397	59,067	491,461	2,950
Change in fair value of warrant liability	(24,598)	(3,566)	(190,178)	0
Investment income	0		(277)	(5,844)
Reduction in the carrying amount of the right-of-use assets	15,701	2,276	17,584	13,432
Interest of lease liabilities	1,342	195	1,613	1,938
Impairment charge to non-current financial investment	0		25	2,475
Impairment loss of cryptocurrency	52,959	7,678	1,061
Write-down of inventories	467,271	67,748	50,714	44,916
Write-downs of prepayments	86,216	12,500	0
Provision for reserve for inventory purchase commitments	75,847	10,997
Changes in assets and liabilities:
Accounts receivable	367	53	6,761	(4,499)
Inventories	(1,559,148)	(226,055)	(787,554)	(93,760)
Prepayments and other current assets	26,647	3,863	(1,413,497)	(99,127)
Other non-current assets	(14,090)	(2,043)	(426)	2,720
Prepaid interest expense			246	(149)
Accounts payable	(95,181)	(13,800)	106,034	(61,643)
Notes payable			(13,963)	(13,499)
Contract liabilities	(1,386,068)	(200,961)	910,343	422,100
Income tax payable	(98,482)	(14,279)	148,719
Accrued liabilities and other current liabilities	(97,270)	(14,102)	247,940	29,591
Other non-current liabilities	(1,661)	(241)	(2,196)	8,020
Lease liabilities	(20,677)	(2,998)	(20,527)	(14,322)
Net cash provided by (used in) operating activities	(1,696,698)	(246,000)	1,438,850	42,297
Cash flows from investing activities:
Payment for short-term investments				(1,334,077)
Proceeds from disposal of short-term investments			62,663	1,288,540
Purchase of property, equipment and software	(95,129)	(13,792)	(37,708)	(2,176)
Proceeds from disposal of property, equipment and software			160	637
Proceeds from disposal of cryptocurrency	64,806	9,396
Payment for non-current financial investments			(20,000)	(2,500)
Net cash provided by (used in) investing activities	(30,323)	(4,396)	5,115	(49,576)
Cash flows from financing activities:
Payment for repurchase of ordinary shares	(234,307)	(33,971)	(103,543)	(23,915)
Prepayment under share repurchase agreement			(573)	(16,146)
Repurchase of warrants	(44,282)	(6,420)
Payment for cost of issuance			(5,705)	(6,879)
Proceeds from borrowings				152,000
Repayment of borrowings			(35,000)	(217,000)
Proceeds from resale of treasury stock	70,378	10,204	45,728
Repurchase for tax withholdings on vesting of restricted share units	(157,295)	(22,804)	(24,508)
Proceeds from issuance of ordinary shares and warrants			1,029,455
Net cash provided by (used in) financing activities	(365,506)	(52,991)	905,854	(111,940)
Net increase (decrease) in cash and restricted cash	(2,092,527)	(303,387)	2,349,819	(119,219)
Effect of exchange rate changes on cash and restricted cash	68,084	9,870	(13,919)	(9,823)
Cash and restricted cash at the beginning of year	2,731,704	396,060	395,804	524,846
Cash and restricted cash at the end of year	707,261	102,543	2,731,704	395,804
Cash	707,261		2,684,342	391,310
Restricted cash	0		47,362	4,494
Total cash and restricted cash shown in the statement of cash flows	707,261		2,731,704	395,804
Supplemental disclosure of cash flow information:
Cash paid for interest			246	3,736
Cash paid for income tax	316,338	45,865	433
Supplemental disclosure of non-cash investing and financing activities:
Transfer from inventory to operating lease assets			15,169	135,276
Transfer from operating lease assets to inventory			12,051	¥ 115,887
Mining equipment transfer from inventory to property, equipment and software	485,514	70,393	146,881
Purchases of property, plant and equipment in accrued liabilities and other current liabilities	44,310	6,424
Accrued tax withholdings on vesting of restricted share units	(31,097)	(4,509)	126,198
Revenue recognized on acceptance of cryptocurrency	238,596	34,593	¥ 21,688
Cost recognized on payment of cryptocurrency	¥ 56,877	$ 8,246